Subsequent events	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent events
The Company has evaluated subsequent events from the balance sheet date through to the date at which the financial statements were available to be issued. The Company has determined that there are no items to disclose.